Buffalo Early Stage Growth Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 9.3%
Automobile Components - 2.1%
Patrick Industries, Inc.	12,600	$1,366,218

Diversified Consumer Services - 2.3%
OneSpaWorld Holdings Ltd.	75,300	1,561,722

Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc. (a)	105,100	1,199,191

Household Durables - 3.1%
Champion Homes, Inc. (a)	18,070	1,526,915
Lovesac Co. (a)	35,450	522,887
		2,049,802
Total Consumer Discretionary		6,176,933

Consumer Staples - 2.9%
Food Products - 2.9%
Mama's Creations, Inc. (a)	75,000	1,011,750
SunOpta, Inc. (a)	252,700	960,260
Total Consumer Staples		1,972,010

Energy - 1.5%
Energy Equipment & Services - 1.5%
Cactus, Inc. - Class A	21,320	973,898

Financials - 8.3%
Capital Markets - 5.4%
GCM Grosvenor, Inc. - Class A	100,000	1,132,000
Hamilton Lane, Inc. - Class A	6,485	871,000
WisdomTree, Inc.	129,000	1,572,510
		3,575,510
Financial Services - 1.3%
Shift4 Payments, Inc. - Class A (a)	14,100	887,877

Insurance - 1.6%
Ategrity Specialty Holdings LLC (a)	50,000	1,050,500
Total Financials		5,513,887

Health Care - 29.6% (b)
Biotechnology - 5.8%
ADMA Biologics, Inc. (a)	59,000	1,076,160
Catalyst Pharmaceuticals, Inc. (a)	40,000	933,600
Kiniksa Pharmaceuticals International PLC (a)	22,000	907,500
Vericel Corp. (a)	25,800	929,058
		3,846,318
Health Care Equipment & Supplies - 9.8%
Carlsmed, Inc. (a)	55,000	679,250
Establishment Labs Holdings, Inc. (a)	16,500	1,202,520
LeMaitre Vascular, Inc.	13,090	1,061,599
Omnicell, Inc. (a)	26,000	1,177,800
OrthoPediatrics Corp. (a)	26,590	472,239
QuidelOrtho Corp. (a)	24,700	705,432
UFP Technologies, Inc. (a)	5,500	1,221,165
		6,520,005
Health Care Providers & Services - 6.0%
Castle Biosciences, Inc. (a)	28,000	1,089,200
Guardian Pharmacy Services, Inc. - Class A (a)	46,000	1,384,140
Option Care Health, Inc. (a)	29,240	931,586
Progyny, Inc. (a)	23,460	602,453
		4,007,379
Health Care Technology - 4.4%
HealthStream, Inc.	57,600	1,328,832
Phreesia, Inc. (a)	40,000	676,800
Simulations Plus, Inc. (a)	51,000	929,730
		2,935,362
Life Sciences Tools & Services - 1.6%
BioLife Solutions, Inc. (a)	44,000	1,063,920

Pharmaceuticals - 2.0%
Harrow, Inc. (a)	28,000	1,372,000
Total Health Care		19,744,984

Industrials - 23.0%
Aerospace & Defense - 7.0%
AeroVironment, Inc. (a)	1,800	435,402
Cadre Holdings, Inc.	39,000	1,592,760
Kratos Defense & Security Solutions, Inc. (a)	11,000	835,010
TAT Technologies Ltd. (a)	40,000	1,786,400
		4,649,572
Building Products - 1.3%
Hayward Holdings, Inc. (a)	55,000	849,750

Construction & Engineering - 3.3%
Bowman Consulting Group Ltd. (a)	41,000	1,353,820
Cardinal Infrastructure Group, Inc. - Class A (a)	35,000	846,300
		2,200,120
Electrical Equipment - 1.5%
American Superconductor Corp. (a)	36,000	1,036,080

Machinery - 2.9%
Federal Signal Corp.	2,000	217,180
Hillman Solutions Corp. (a)	130,000	1,125,800
Kornit Digital Ltd. (a)	40,300	579,514
		1,922,494
Professional Services - 5.4%
ICF International, Inc.	12,100	1,032,130
Verra Mobility Corp. (a)	38,800	869,508
Willdan Group, Inc. (a)	16,700	1,731,122
		3,632,760
Trading Companies & Distributors - 1.6%
Transcat, Inc. (a)	18,700	1,060,851
Total Industrials		15,351,627

Information Technology - 22.5%
Communications Equipment - 3.7%
Applied Optoelectronics, Inc. (a)	50,000	1,743,000
Calix, Inc. (a)	13,280	702,910
		2,445,910
Electronic Equipment, Instruments & Components - 7.5%
Frequency Electronics, Inc. (a)	20,000	1,076,800
Napco Security Technologies, Inc.	29,000	1,209,300
nLight, Inc. (a)	20,000	750,200
Powerfleet, Inc. NJ (a)	212,990	1,133,107
Red Cat Holdings, Inc. (a)	100,000	793,000
		4,962,407
IT Services - 1.2%
Grid Dynamics Holdings, Inc. (a)	92,000	830,760

Semiconductors & Semiconductor Equipment - 2.9%
Ambiq Micro, Inc. (a)	17,000	484,500
Impinj, Inc. (a)	8,500	1,479,085
		1,963,585
Software - 6.4%
i3 Verticals, Inc. - Class A (a)	48,200	1,214,158
nCino, Inc. (a)	24,000	615,360
Teradata Corp. (a)	25,500	776,220
Varonis Systems, Inc. (a)	26,500	869,200
Vertex, Inc. - Class A (a)	39,460	788,016
		4,262,954
Technology Hardware, Storage & Peripherals - 0.8%
CPI Card Group, Inc. (a)	35,000	513,800
Total Information Technology		14,979,416

Materials - 1.7%
Chemicals - 1.7%
Element Solutions, Inc.	44,300	1,107,057
TOTAL COMMON STOCKS (Cost $53,291,838)		65,819,812

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares	Value
Real Estate - 1.1%
Health Care REITs - 1.1%
Community Healthcare Trust, Inc.	44,600	732,332
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,045,870)		732,332

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	216,354	216,354
TOTAL MONEY MARKET FUNDS (Cost $216,354)		216,354

TOTAL INVESTMENTS - 100.2% (Cost $54,554,062)		66,768,498
Liabilities in Excess of Other Assets - (0.2)%		(119,963)
TOTAL NET ASSETS - 100.0%		$66,648,535

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo Early Stage Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,819,812	$–	$–	$65,819,812
Real Estate Investment Trusts	732,332	–	–	732,332
Money Market Funds	216,354	–	–	216,354
Total Investments	$66,768,498	$–	$–	$66,768,498

Refer to the Schedule of Investments for further disaggregation of investment categories.